Shareholder Report, Line Graph (Details) 195955_Twin Oak Short Horizon Absolute Return ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	May 31, 2025	Aug. 19, 2024	May 31, 2026
Twin Oak Short Horizon Absolute Return ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Twin Oak Short Horizon Absolute Return ETF NAV
Accumulated Value	$ 10,336	$ 10,000	$ 10,733
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,065	10,000	$ 10,581
Bloomberg U.S. Treasury Bills: 1-3 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bills: 1-3 Months Index
Accumulated Value	$ 10,363	$ 10,000	$ 10,779